UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

MID CAP CORE FUND

(FORMERLY KNOWN AS LEGG MASON PARTNERS MID CAP CORE FUND)

FORM N-Q

AUGUST 31, 2009

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited)	August 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 13.6%
Hotels, Restaurants & Leisure - 4.2%
300,000	Bally Technologies Inc. *	$12,129,000
550,000	Burger King Holdings Inc.	9,861,500
200,000	Ctrip.com International Ltd., ADR *	9,788,000

	Total Hotels, Restaurants & Leisure	31,778,500

Household Durables - 1.4%
125,000	Mohawk Industries Inc. *	6,265,000
300,000	Tempur-Pedic International Inc. *	4,440,000

	Total Household Durables	10,705,000

Leisure Equipment & Products - 1.5%
4,000,100	Li Ning Co., Ltd. (a)	11,160,531

Specialty Retail - 6.5%
665,000	American Eagle Outfitters Inc.	8,977,500
650,000	CarMax Inc. *	11,251,500
299,024	Hibbett Sports Inc. *	5,253,852
175,000	Sherwin-Williams Co.	10,535,000
268,000	Tractor Supply Co. *	12,612,080

	Total Specialty Retail	48,629,932

	TOTAL CONSUMER DISCRETIONARY	102,273,963

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
525,000	Casey’s General Stores Inc.	14,568,750
480,000	Pantry Inc. *	7,272,000

	TOTAL CONSUMER STAPLES	21,840,750

ENERGY - 5.7%
Energy Equipment & Services - 4.3%
350,000	Baker Hughes Inc.	12,057,500
375,000	Bristow Group Inc. *	10,950,000
81,000	Diamond Offshore Drilling Inc.	7,243,020
900,000	ION Geophysical Corp. *	2,295,000

	Total Energy Equipment & Services	32,545,520

Oil, Gas & Consumable Fuels - 1.4%
475,000	Petrohawk Energy Corp. *	10,226,750

	TOTAL ENERGY	42,772,270

FINANCIALS - 16.0%
Capital Markets - 5.6%
260,000	AllianceBernstein Holding LP	5,899,400
514,300	Highlands Acquisition Corp. *	5,045,283
825,000	Invesco Ltd.	17,118,750
750,000	TD Ameritrade Holding Corp. *	14,430,000

	Total Capital Markets	42,493,433

Insurance - 4.8%
275,000	Allied World Assurance Holdings Ltd.	12,740,750
170,000	Arch Capital Group Ltd. *	11,044,900
165,000	PartnerRe Ltd.	12,195,150

	Total Insurance	35,980,800

Real Estate Investment Trusts (REITs) - 4.6%
115,000	Alexandria Real Estate Equities Inc.	6,406,650
700,000	Annaly Capital Management Inc.	12,138,000
1,900,000	Chimera Investment Corp.	7,220,000
125,000	Health Care REIT Inc.	5,338,750

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 4.6% (continued)
500,000	Mission West Properties Inc.	$3,450,000

	Total Real Estate Investment Trusts (REITs)	34,553,400

Thrifts & Mortgage Finance - 1.0%
450,000	People’s United Financial Inc.	7,227,000

	TOTAL FINANCIALS	120,254,633

HEALTH CARE - 13.2%
Biotechnology - 3.3%
375,000	Onyx Pharmaceuticals Inc. *	12,026,250
150,000	OSI Pharmaceuticals Inc. *	5,013,000
200,000	Vertex Pharmaceuticals Inc. *	7,482,000

	Total Biotechnology	24,521,250

Health Care Providers & Services - 5.2%
720,000	AmerisourceBergen Corp.	15,343,200
250,000	Magellan Health Services Inc. *	8,022,500
305,000	Mednax Inc. *	15,881,350

	Total Health Care Providers & Services	39,247,050

Life Sciences Tools & Services - 1.1%
400,000	Pharmaceutical Product Development Inc.	8,044,000

Pharmaceuticals - 3.6%
800,000	Elan Corp. PLC, ADR *	5,784,000
325,000	Shire Ltd., ADR	16,107,000
300,000	XenoPort Inc. *	5,469,000

	Total Pharmaceuticals	27,360,000

	TOTAL HEALTH CARE	99,172,300

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.8%
180,000	L-3 Communications Holdings Inc.	13,392,000

Commercial Services & Supplies - 2.3%
540,000	Corrections Corporation of America *	10,713,600
385,000	Covanta Holding Corp. *	6,891,500

	Total Commercial Services & Supplies	17,605,100

Construction & Engineering - 3.6%
550,000	Quanta Services Inc. *	12,166,000
500,000	Shaw Group Inc. *	14,665,000

	Total Construction & Engineering	26,831,000

Industrial Conglomerates - 1.7%
550,000	McDermott International Inc. *	13,068,000

Machinery - 2.8%
325,000	AGCO Corp. *	10,153,000
225,000	Parker Hannifin Corp.	10,948,500

	Total Machinery	21,101,500

	TOTAL INDUSTRIALS	91,997,600

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.4%
460,000	Juniper Networks Inc. *	10,612,200

Computers & Peripherals - 1.0%
550,000	Palm Inc. *	7,331,500

Internet Software & Services - 2.6%
260,000	Digital River Inc. *	9,183,200
500,000	VeriSign Inc. *	10,595,000

	Total Internet Software & Services	19,778,200

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

SHARES	SECURITY	VALUE
IT Services - 1.5%
450,000	Fidelity National Information Services Inc.	$11,052,000

Semiconductors & Semiconductor Equipment - 3.1%
415,000	Lam Research Corp. *	12,740,500
385,000	Microchip Technology Inc.	10,221,750

	Total Semiconductors & Semiconductor Equipment	22,962,250

Software - 7.5%
650,000	Autodesk Inc. *	15,229,500
420,000	Blackboard Inc. *	14,452,200
525,000	Check Point Software Technologies Ltd. *	14,631,750
450,000	MICROS Systems Inc. *	12,541,500

	Total Software	56,854,950

	TOTAL INFORMATION TECHNOLOGY	128,591,100

MATERIALS - 4.5%
Chemicals - 1.7%
500,000	Celanese Corp., Series A Shares	12,735,000

Metals & Mining - 2.8%
190,000	Agnico-Eagle Mines Ltd.	10,906,000
350,000	Allegheny Technologies Inc.	10,629,500

	Total Metals & Mining	21,535,500

	TOTAL MATERIALS	34,270,500

UTILITIES - 5.8%
Electric Utilities - 1.5%
425,000	Allegheny Energy Inc.	11,224,250

Independent Power Producers & Energy Traders - 1.7%
475,000	NRG Energy Inc. *	12,753,750

Multi-Utilities - 2.6%
875,000	CenterPoint Energy Inc.	10,850,000
180,000	Sempra Energy	9,030,600

	Total Multi-Utilities	19,880,600

	TOTAL UTILITIES	43,858,600

	TOTAL COMMON STOCKS (Cost - $692,685,542)	685,031,716

WARRANTS
WARRANTS - 0.0%
514,300	Highlands Acquisition Corp., Expires 10/3/12* (Cost - $417,612)	5,143

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $693,103,154)	685,036,859

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 9.2%
Repurchase Agreements - 9.2%
$34,821,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 8/31/09 with Deutsche Bank Securities Inc., 0.200% due 9/1/09; Proceeds at maturity - $34,821,193; (Fully collateralized by various U.S. government agency obligations, 0.450% to 1.500% due 6/3/11 to 6/29/12; Market value - $35,517,489)	$34,821,000
34,822,000	Interest in $499,972,000 joint tri-party repurchase agreement dated 8/31/09 with Greenwich Capital Markets Inc., 0.210% due 9/1/09; Proceeds at maturity - $34,822,203; (Fully collateralized by various U.S. government agency obligations, 0.550% to 5.250% due 1/8/10 to 3/15/16; Market value - $35,518,790)	34,822,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $69,643,000)	69,643,000

	TOTAL INVESTMENTS - 100.2% (Cost - $762,746,154#)	754,679,859
	Liabilities in Excess of Other Assets - (0.2)%	(1,496,274)

	TOTAL NET ASSETS - 100.0%	$753,183,585

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:†
Common Stocks:
Consumer discretionary	$91,113,432	$11,160,531	—	$102,273,963
Other common stocks	582,757,753	—	—	582,757,753
Warrants	5,143	—	—	5,143

Total long-term investments	$673,876,328	$11,160,531	—	$685,036,859

Short-term investments†	—	69,643,000	—	69,643,000

Total investments	$673,876,328	$80,803,531	—	$754,679,859

†	See Schedule of Investments for additional detailed catergorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,295,611
Gross unrealized depreciation	(91,361,906)

Net unrealized depreciation	$(8,066,295)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2009